Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 30, 2022	Dec. 31, 2021	Mar. 02, 2020
Insurance [Abstract]
Provision for losses and LAE, beginning balance	$ 7,710.9	$ 7,611.8
Less reinsurance recoverable			$ (4,897.7)		$ (3,298.1)
Net losses and LAE reserves, beginning balance	2,813.2	4,313.7
Movement in net provision for losses and LAE for claims incurred:
Current year	723.5	775.0
Prior years	(6.4)	(7.3)
Total incurred	717.1	767.7
Net Losses and LAE payments for claims incurred:
Current year	(30.8)	(35.5)
Prior years	(438.6)	(616.9)
Total paid	(469.4)	(652.4)
Foreign exchange losses/(gains)	22.0	(83.6)
Net losses and LAE reserves, ending balance	3,082.9	2,505.3
Plus reinsurance recoverable on unpaid losses at the end of the period	4,658.0	5,006.5	4,897.7
Provision for losses and LAE at the end of the period	7,740.9	7,511.8
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net loss and LAE expenses transferred (1)	0.0	1,840.1
Plus reinsurance recoverable on unpaid losses at the end of the period	4,658.0	5,006.5	$ 4,897.7
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable total				$ 2,610.1
Insurance
Movement in net provision for losses and LAE for claims incurred:
Prior years	(8.5)
Net Losses and LAE payments for claims incurred:
Provision for losses and LAE at the end of the period	1,641.7	$ 1,314.9
Insurance | Reinsurance Contracts [Axis]: LPT, deferred gain
Movement in net provision for losses and LAE for claims incurred:
Prior years	(13.2)
Insurance | Reinsurance Contracts [Axis]: LPT, offset post-LPT years
Movement in net provision for losses and LAE for claims incurred:
Prior years	$ (4.7)
Enstar
Net Losses and LAE payments for claims incurred:
Plus reinsurance recoverable on unpaid losses at the end of the period						$ 770.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the period						770.0
Enstar | Reinsurance Contracts [Axis]: LPT losses reinsured]
Net Losses and LAE payments for claims incurred:
Plus reinsurance recoverable on unpaid losses at the end of the period						3,120.0
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the period						$ 3,120.0